Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
ASSETS
Cash and due from banks	$ 15,661	$ 13,541
Interest-bearing deposits	21,639	15,614
Securities available-for-sale-at estimated fair value (amortized cost of $18,584 in 2012 and $23,855 in 2011)	19,967	25,148
Securities held-to-maturity – at amortized cost (estimated fair value of $68,390 in 2012 and $82,859 in 2011)	66,813	80,598
Loans receivable – net of allowance for loans losses of $8,559 in 2012 and $8,331 in 2011	665,842	600,271
Accrued interest receivable	2,514	2,320
Investment in Federal Home Loan Bank stock, at cost	6,809	5,318
Real estate owned, net	513	1,405
Prepaid expenses and other assets	4,540	5,021
Goodwill	3,647	3,647
Life insurance contracts	14,513	13,905
Premises and equipment, net	29,504	26,415
TOTAL ASSETS	851,962	793,203
LIABILITIES AND STOCKHOLDERS' EQUITY
Deposits	617,722	598,582
Advances from Federal Home Loan Bank	142,751	108,183
Advance payments by borrowers for taxes and insurance	3,272	2,436
Accrued interest payable	370	319
Accounts payable and other liabilities	4,306	3,696
TOTAL LIABILITIES	768,421	713,216
COMMITMENTS AND CONTINGENCIES	0	0
STOCKHOLDERS' EQUITY:
Preferred stock, 5,000,000 shares authorized, none issued	0	0
Common stock , $.01 par value, 10,000,000 shares authorized; 4,734,035 and 4,688,697 shares issued, 2,033,336 and 2,062,040 outstanding	47	47
Additional paid-in capital	54,878	53,372
Retained earnings	82,505	78,203
Unearned compensation	0	(65)
Treasury stock 2,700,699 and 2,626,657 shares – at cost	(54,786)	(52,058)
Accumulated other comprehensive loss on held-to-maturity securities	0	(353)
Accumulated other comprehensive income on available for sale securities	897	841
TOTAL STOCKHOLDERS' EQUITY	83,541	79,987
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 851,962	$ 793,203